Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated July 16, 2010

to the Prospectus dated January 28, 2010

as supplemented and amended to date

Effective immediately, under the heading “Portfolio Managers,” on page 7 of the Prospectus, the portfolio management disclosure pertaining to Hiroshi Motoki is hereby deleted in its entirety and replaced with the following:

“Name	Portfolio Manager of the Fund Since	Title
Kenji Noumura	2010	Portfolio Manager, Japanese Equity Strategy, PineBridge”

In addition, under the heading “Fund Management,” on page 40 of the Prospectus, the third paragraph under the sub-heading “International Equity Fund, International Small-Cap Fund” is hereby deleted in its entirety and replaced with the following:

“Investment decisions for the International Equity Fund are made by a team led by Robin Thorn (New York). The team members responsible for stock selection include Kenji Noumura (Tokyo), Deborah A. Vélez Medenica (New York) and Carla Garcia (New York).”

In addition, under the heading “Fund Management,” on page 41 of the Prospectus, the portfolio management disclosure pertaining to Hiroshi Motoki is hereby deleted in its entirety and replaced with the following:

“Kenji Noumura

Portfolio Manager, Japanese Equity Strategy

PineBridge, Tokyo

Mr. Noumura joined PineBridge in 2009. He is responsible for Japanese Equity Strategy and has research responsibilities covering paper and pulp, chemical, textile and apparel, nonferrous metal, glass and ceramics and steel products. Formerly, Mr. Noumura was with AIG Investments from 2006 to 2009. Prior to joining AIG Investments, he worked as a Japanese equity portfolio manager and a research analyst at Fukoku Capital Management, Inc. from November 2002 to November 2006. His investment experience began in 2001 at UFJ Partners Asset Management Co., Ltd. where he was a research analyst. Mr. Noumura received a BA in Political Science from Keio University. He is a Chartered Member of the Security Analysts Association of Japan.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_EFPRO_1-10

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated July 16, 2010

to the Statement of Additional Information (“SAI”)

dated January 28, 2010, as supplemented and amended to date

Effective immediately, under the heading “Other Accounts Managed by each Portfolio Manager” on page B-67 of the SAI, the information pertaining to Hiroshi Motoki is hereby deleted and replaced with the following:

Number of Other Accounts Managed and Total Assets by Account ($ millions)				Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Kenji Noumura*	0	0	2	0	0	0
	$0	$0	$13.16	$0	$0	$0

*	As of June 30, 2010

In addition, under the heading “Portfolio Manager Ownership of Fund Shares” on page B-70 of the SAI, the information pertaining to Hiroshi Motoki is hereby deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Kenji Noumura	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_EFPRO_1-10